Note L - Commitments and Contingent Liabilities - Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Standby Letters of Credit [Member]
Other commitment	$ 4,139	$ 5,134
Fixed Rate Commitments [Member]
Other commitment	96	271
Variable Rate Commitments [Member]
Other commitment	$ 64,624	$ 61,786